Recovery of Erroneously Awarded Compensation - Restatement Determination Date: 2023-10-31	12 Months Ended
Oct. 31, 2025
Erroneously Awarded Compensation Recovery [Table]
Restatement Determination Date	Oct. 31, 2023
Erroneous Compensation Analysis

During fiscal 2023, we adopted a compensation recovery policy that complies with applicable stock exchange listing standards that were adopted to implement compensation recovery rules issued by the SEC under the Dodd-Frank Wall Street Reform and Consumer Protection Act. Under the policy, if we are required to prepare a qualifying accounting restatement, we must, subject to limited exceptions, recover from covered officers, including our Named Executive Officers, the excess of the amount of incentive-based compensation received over the amount that otherwise would have been received had it been determined based on the restated amounts. The policy has been filed as Exhibit 97 to our Annual Report on Form 10-K for the year ended October 31, 2023. There was no recovery of compensation required under this policy during fiscal 2025.